Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Archer Balanced Fund
Shareholder Report [Line Items]
Fund Name	ARCHER BALANCED FUND
Class Name	Archer Balanced Fund
Trading Symbol	ARCHX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$130	1.20%

*Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Balanced Fund	16.03%	8.10%	6.97%	$19,610
Dow Jones Moderate U.S. Portfolio Index	15.24%	7.85%	7.18%	$20,012
Morningstar Moderate Target Risk Index	15.55%	6.94%	5.99%	$17,895

Net Assets	$ 50,724,730
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 186,230
Investment Company, Portfolio Turnover	11.69%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$50,724,730	92	11.69%	$186,230

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	6.44%
2.	Meta Platforms, Inc. Class A	3.88%
3.	WalMart, Inc.	3.65%
4.	Broadcom, Inc.	3.34%
5.	Microsoft Corp.	3.04%
6.	MasterCard, Inc. Class A	3.00%
7.	JPMorgan Chase & Co.	2.91%
8.	Lockheed Martin Corp.	2.86%
9.	Quanta Services, Inc.	2.85%
10.	NextEra Energy, Inc.	2.84%
	Total % of Net Assets	34.81%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Income Fund
Shareholder Report [Line Items]
Fund Name	ARCHER INCOME FUND
Class Name	Archer Income Fund
Trading Symbol	ARINX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$99	0.96%

*Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE GRAPH

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Income Fund	7.25%	1.59%	1.92%	$12,096
Bloomberg Barclay's Capital U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%	$11,765
Bloomberg Barclay's Intermediate Credit Index	8.63%	1.58%	2.46%	$12,758

Net Assets	$ 19,625,873
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ (17,564)
Investment Company, Portfolio Turnover	23.30%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$19,625,873	106	23.30%	($17,564)

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	10.16%
2.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	3.81%
3.	Federal Home Loan Bank, 5.555%, due 2/15/33	2.81%
4.	U.S. Government Treasury Note/Bond, 4.625%, due 2/28/25	2.80%
5.	iShares 10+ Year Investment Grade Corporate Bond ETF	2.67%
6.	State Street Corp., 7.350%, due 6/15/26	2.66%
7.	U.S. Government Treasury Bill, 0.000%, due 9/03/24	2.55%
8.	Federal Farm Credit Bank, 5.570%, due 8/26/33	2.55%
9.	U.S. Government Treasury Note/Bond, 3.875%, due 3/31/25	2.54%
10.	Masco Corp., 7.750%, due 8/01/29	2.30%
	Total % of Net Assets	34.85%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Stock Fund
Shareholder Report [Line Items]
Fund Name	ARCHER STOCK FUND
Class Name	Archer Stock Fund
Trading Symbol	ARSKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$139	1.23%

*Annualized

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Stock Fund	25.24%	14.58%	9.22%	$24,159
S&P 500 Index	27.14%	15.90%	12.96%	$33,875
S&P 400 Midcap Index	18.72%	12.15%	9.65%	$25,142

Net Assets	$ 25,227,166
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 77,664
Investment Company, Portfolio Turnover	8.56%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$25,227,166	41	8.56%	$77,664

Largest Holdings [Text Block]

top ten holding (% OF NET ASSETS)

1.	NVIDIA Corp.	4.64%
2.	Federated Treasury Obligation Fund - Institutional Shares	4.38%
3.	Meta Platforms, Inc. Class A	4.36%
4.	NextEra Energy, Inc.	3.59%
5.	Alphabet, Inc. Class A	3.59%
6.	Microsoft Corp.	3.44%
7.	Apple, Inc.	3.37%
8.	Thermo Fisher Scientific, Inc.	2.95%
9.	JPMorgan Chase & Co.	2.94%
10.	United Rentals, Inc.	2.88%
	Total % of Net Assets	36.14%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024.
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	ARCHER DIVIDEND GROWTH FUND
Class Name	Archer Dividend Growth Fund
Trading Symbol	ARDGX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$108	0.98%

*Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Archer Dividend Growth Fund	19.39%	7.75%	6.76%	$16,871
Dow Jones US Large-Cap Value Total Stock Market Index	20.57%	10.55%	10.04%	$21,481
Morningstar Dividend Yield Focus Index	18.55%	7.03%	5.95%	$15,877

Net Assets	$ 23,518,489
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 12,187
Investment Company, Portfolio Turnover	14.03%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$23,518,489	41	14.03%	$12,187

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	5.24%
2.	AbbVie, Inc.	3.83%
3.	Iron Mountain, Inc.	3.76%
4.	Broadcom, Inc.	3.32%
5.	Merck & Co., Inc.	3.23%
6.	Regions Financial Corp.	3.15%
7.	Lockheed Martin Corp.	3.08%
8.	Manulife Financial Corp.	3.02%
9.	JPMorgan Chase & Co.	3.01%
10.	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	2.81%
	Total % of Net Assets	34.45%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Focus Fund
Shareholder Report [Line Items]
Fund Name	ARCHER FOCUS FUND
Class Name	Archer Focus Fund
Trading Symbol	AFOCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$110	0.98%

*Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	Since Inception*	Ending Value
Archer Focus Fund	25.42%	10.97%	$16,264
Dow Jones Industrial Average Index	22.06%	10.72%	$16,090
S&P 500 Index	27.14%	14.59%	$18,893

Net Assets	$ 11,154,871
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ (17,284)
Investment Company, Portfolio Turnover	89.11%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$11,154,871	42	89.11%	($17,284)

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Meta Platforms, Inc. Class A	4.04%
2.	Costco Wholesale Corp.	3.80%
3.	NVDIA Corp.	3.42%
4.	AvalonBay Communities, Inc.	3.40%
5.	Alphabet, Inc. Class A	3.18%
6.	PulteGroup, Inc.	2.79%
7.	Best Buy Co., Inc.	2.74%
8.	Atmos Energy Corp.	2.72%
9.	United Therapeutics Corp.	2.57%
10.	EMCOR Group, Inc.	2.53%
	Total % of Net Assets	31.19%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Multi Cap Fund
Shareholder Report [Line Items]
Fund Name	ARCHER MULTI CAP FUND
Class Name	Archer Multi Cap Fund
Trading Symbol	ALSMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Website	www.thearcherfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$108	0.95%

*Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	Since Inception*	Ending Value
Archer Multi Cap Fund	27.46%	10.53%	$15,964
S&P 500 Index	27.14%	14.59%	$18,893
S&P 600 Small Cap Index	17.24%	8.92%	$14,903
S&P 400 Mid Cap Index	18.72%	10.74%	$16,111
Synthetic Blend 33-33-33	21.00%	11.67%	$16,745

Net Assets	$ 7,825,625
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ (21,751)
Investment Company, Portfolio Turnover	57.42%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$7,825,625	76	57.42%	($21,751)

Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	2.94%
2.	Mueller Industries, Inc.	2.04%
3.	Burlington Stores, Inc.	1.95%
4.	AAON, Inc.	1.92%
5.	Federal Signal Corp.	1.91%
6.	Abercrombie & Fitch Co.	1.90%
7.	NVDIA Corp.	1.86%
8.	AbbVie Inc.	1.84%
9.	SPX Technologies, Inc.	1.82%
10.	Broadcom, Inc.	1.77%
	Total % of Net Assets	19.95%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended August 31, 2024
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com